Provisions - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current provisions
Provisions for pensions and similar obligations	€ 5,296	€ 4,742
Other provisions	818	1,021
Non-current provisions	6,114	5,763	€ 5,118	€ 4,980
Current provisions
Trade provisions	80,055	106,995
Current Provisions	€ 80,055	€ 106,995	€ 89,588	€ 123,049